Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net

6.    Property and equipment, net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Electronic equipment	15,443	16,391
Office equipment and furniture	7,209	7,559
Leasehold improvement	13,700	14,021
Total	36,352	37,971
Less: Accumulated depreciation	(26,487)	(30,681)
Net book value	9,865	7,290

6.    Property and equipment, net (Continued)

Depreciation expenses were RMB8.1 million, RMB5.8 million and RMB5.6 million for the years ended December 31, 2020, 2021 and 2022, respectively.